Impairment reviews - Summary of Goodwill allocated to each of the CGU's (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	€ 90,901	€ 94,915
Betway
Disclosure of information for cash-generating units [line items]
Goodwill	31,918	31,844
Spin
Disclosure of information for cash-generating units [line items]
Goodwill	2,141	2,141
Jumpman
Disclosure of information for cash-generating units [line items]
Goodwill	39,527	37,774
DGC
Disclosure of information for cash-generating units [line items]
Gross DGC goodwill	61,934	58,316
Accumulated impairment of DGC Goodwill	€ (44,619)	€ (35,160)